General Insurance Expenses (Tables)	12 Months Ended
Dec. 31, 2015
Selling, General and Administrative Expense [Abstract]
Summary of significant components of general insurance expenses
The following table summarizes the significant components of general insurance expenses:

	Year Ended December 31,
	2015	2014	2013
Compensation	$564,008	$406,601	$359,280
Commissions	206,360	210,797	184,238
Other	308,628	163,593	106,829
Total general insurance expenses	$1,078,996	$780,991	$650,347